Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets:
Cash	¥ 11,699,127		¥ 3,897,892		$ 1,672,953
Amounts due from inter-company entities			15,356,140
Prepayments and other current assets, net	11,054,550		4,426,665		1,580,779
Accounts receivable	164,207		156,770		23,481
Total current assets	31,609,884		33,379,467		4,520,152
Non-current assets:
Property and equipment, net	142,306,682		146,646,206		20,349,585
Land use rights, net	32,980,543		33,927,238		4,716,155
Intangible assets, net	5,634		7,749		806
Right-of-use assets	54,080,188		51,906,613		7,733,364
Other non-current asset	7,800,000		1,100,000		1,115,385
Total non-current assets	237,173,047		233,587,806		33,915,295
Total assets	268,782,931		266,967,273		38,435,447
Current liabilities
Short-term borrowings	84,000,000		84,000,000		12,011,840
Accounts payable	3,964,037		367,678		566,850
Contract liabilities	7,796,228		5,595,491		1,114,846
Salary and welfare payable	1,739,339		1,779,265		248,722
Tax payable	3,215,855		2,139,976		459,861
Income tax payable	179,316		213,495		25,642
Amount due to inter-company entities	309,551,096		20,645,000		44,265,218
Accrued liabilities and other current liabilities	11,046,243		7,457,837		1,579,591
Operating lease liabilities, current	10,479,626		9,208,569		1,498,567
Total current liabilities	433,593,043		133,224,796		62,002,980
Non-current liabilities
Amounts due to Affected Entity, non-current			158,514,326
Operating lease liabilities, non-current	38,439,295		38,352,135		5,496,746
Other non-current liabilities	1,000,000		1,000,000		142,998
Total non-current liabilities	39,439,295		197,866,461		5,639,744
Total liabilities	473,032,338		331,091,257		67,642,724
Net revenues from continuing operations	30,606,575	$ 4,376,682	32,139,658	¥ 48,374,296
Net revenues from discontinued operation				1,617,904
Net loss from continuing operations	(34,139,026)	(4,881,816)	(21,277,736)	(100,474,594)
Net loss from discontinued operation				(23,394,661)
Net cash (used in)/provided by operating activities	17,518,687	2,505,139	(16,099,979)	(16,213,871)
Net cash used in investing activities	(13,617,452)	(1,947,270)	(554,082)	(7,576,283)
Net cash provided by financing activities	3,900,000	557,693	8,750,000	2,227,473
Net changes in cash and cash equivalents	7,801,235	$ 1,115,562	(7,904,061)	¥ (21,562,681)
Related Party
Current assets:
Amounts due from a related party	8,692,000		9,542,000		1,242,939
Current liabilities
Amounts due to related parties	¥ 1,621,303		¥ 1,817,485		$ 231,843